LEASES - RIGHT-OF-USE ASSETS AND LEASE LIABILITIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Sublease rent income	$ 71,797	$ 48,026
Operating lease expense	93,154	89,166
Short-term lease commitment	$ 19,068	$ 12,470
Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Leases, applied interest rate	6.34%
Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Leases, applied interest rate	9.24%